Consolidated Statement of Changes in Shareholders' (Deficit)/Equity - USD ($) $ in Thousands	Ordinary Shares [Member]	Ordinary Shares [Member] Sogou 2010 Share Incentive Plan [Member]	Ordinary Shares [Member] Sogou share-based awards [Member]	Ordinary Shares [Member] Soso search-related businesses employees transferred from Tencent [Member]	Ordinary Shares [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Ordinary Shares [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	Ordinary Shares [Member] IPO [Member]	Ordinary Shares [Member] Pre-IPO [Member] Series A Preferred Shares [Member]	Ordinary Shares [Member] Pre-IPO [Member] Class A Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Sogou 2010 Share Incentive Plan [Member]	Additional Paid-in Capital [Member] Sogou share-based awards [Member]	Additional Paid-in Capital [Member] Soso search-related businesses employees transferred from Tencent [Member]	Additional Paid-in Capital [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Additional Paid-in Capital [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member] IPO [Member]	Additional Paid-in Capital [Member] Pre-IPO [Member] Series A Preferred Shares [Member]	Additional Paid-in Capital [Member] Pre-IPO [Member] Class A Ordinary Shares [Member]	Treasury Stock [Member]	Treasury Stock [Member] Sogou 2010 Share Incentive Plan [Member]	Treasury Stock [Member] Sogou share-based awards [Member]	Treasury Stock [Member] Soso search-related businesses employees transferred from Tencent [Member]	Treasury Stock [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Treasury Stock [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	Treasury Stock [Member] IPO [Member]	Treasury Stock [Member] Pre-IPO [Member] Series A Preferred Shares [Member]	Treasury Stock [Member] Pre-IPO [Member] Class A Ordinary Shares [Member]	(Accumulated Deficit)/Retained Earnings [Member]	(Accumulated Deficit)/Retained Earnings [Member] Sogou 2010 Share Incentive Plan [Member]	(Accumulated Deficit)/Retained Earnings [Member] Sogou share-based awards [Member]	(Accumulated Deficit)/Retained Earnings [Member] Soso search-related businesses employees transferred from Tencent [Member]	(Accumulated Deficit)/Retained Earnings [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	(Accumulated Deficit)/Retained Earnings [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	(Accumulated Deficit)/Retained Earnings [Member] IPO [Member]	(Accumulated Deficit)/Retained Earnings [Member] Pre-IPO [Member] Series A Preferred Shares [Member]	(Accumulated Deficit)/Retained Earnings [Member] Pre-IPO [Member] Class A Ordinary Shares [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Sogou 2010 Share Incentive Plan [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Sogou share-based awards [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Soso search-related businesses employees transferred from Tencent [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] IPO [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Pre-IPO [Member] Series A Preferred Shares [Member]	Accumulated Other Comprehensive (Loss)/Income [Member] Pre-IPO [Member] Class A Ordinary Shares [Member]	Total	Sogou 2010 Share Incentive Plan [Member]	Sogou share-based awards [Member]	Soso search-related businesses employees transferred from Tencent [Member]	Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]	Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]	Class A Ordinary Shares [Member]	IPO [Member]	Pre-IPO [Member] Series A Preferred Shares [Member]	Pre-IPO [Member] Class A Ordinary Shares [Member]
Beginning balance, number of shares at Dec. 31, 2014	229,612,634
Beginning balance, amount at Dec. 31, 2014	$ 233									$ 11,881									$ (24,679)									$ (140,658)									$ (3,431)									$ (156,654)
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, number of shares		3,825,800
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, amount		$ 4									$ 0									$ 0									$ 0									$ 0									$ 4
Contribution from Sohu	0									1,195									0									0									0									1,195
Share-based compensation expense			$ 0	$ 0								$ 8,305	$ 1,984								$ 0	$ 0								$ 0	$ 0								$ 0	$ 0								$ 8,305	$ 1,984
Repurchase of Pre-IPO Shares, number of shares								0
Repurchase of Pre-IPO Shares, amount								$ 0									$ (10,847)									$ 0									$ (69,975)									$ 0										$ (80,822)
Net income	0									0									0									99,499									0									99,499
Other comprehensive loss, net of nil tax: foreign currency translation adjustment	0									0									0									0									(5,026)									(5,026)
Other	$ 0									151									0									0									0									151
Ending balance, number of shares at Dec. 31, 2015	233,438,434
Ending balance, amount at Dec. 31, 2015	$ 237									12,669									(24,679)									(111,134)									(8,457)									(131,364)
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, number of shares		3,876,482
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, amount		$ 4									0									0									0									0									4
Contribution from Sohu	0									837									0									0									0									837
Share-based compensation expense			0	0								8,039	763								0	0								0	0								0	0								8,039	763
Repurchase of Pre-IPO Shares, number of shares									(720,000)
Repurchase of Pre-IPO Shares, amount									$ 0									$ 0									$ (3,190)									$ 0									$ 0										$ (3,190)
Net income	0									0									0									56,112									0									56,112
Other comprehensive loss, net of nil tax: foreign currency translation adjustment	0									0									0									0									(9,365)									(9,365)
Other	$ 0									22									0									0									0									22
Ending balance, number of shares at Dec. 31, 2016	236,594,916																																																						157,226,495
Ending balance, amount at Dec. 31, 2016	$ 241									22,330									(27,869)									(55,022)									(17,822)									(78,142)
Share issuance upon initial public offering ("IPO"), net of issuance costs of US$36,239, number of shares							50,643,856
Share issuance upon initial public offering ("IPO"), net of issuance costs of US$36,239, amount							$ 51									$ 622,080									$ 0									$ 0									$ 0										$ 622,131
Share issuance upon the redesignation of Pre-IPO Preferred Shares into Ordinary Shares, number of shares					32,000,000	65,431,579
Share issuance upon the redesignation of Pre-IPO Preferred Shares into Ordinary Shares, amount					$ 32	$ 65								$ 19,968	$ 224,339								$ 0	$ 0								$ 0	$ 0								$ 0	$ 0								$ 20,000	$ 224,404
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, number of shares		2,168,461
Share issuance from exercise of options under Sogou 2010 Share Incentive Plan, amount		$ 2									$ 0									$ 0									$ 0									$ 0									$ 2
Contribution from Sohu	0									711									0									0									0									711
Share-based compensation expense			$ 0	$ 0								$ 23,037	$ 682								$ 0	$ 0								$ 0	$ 0								$ 0	$ 0								$ 23,037	$ 682
Net income	0									0									0									82,200									0									82,200
Other comprehensive loss, net of nil tax: foreign currency translation adjustment	$ 0									0									0									0									13,216									13,216
Ending balance, number of shares at Dec. 31, 2017	386,838,812																																																			108,080,937
Ending balance, amount at Dec. 31, 2017	$ 391									$ 913,147									$ (27,869)									$ 27,178									$ (4,606)									$ 908,241